Document and Entity Information Document	Jul. 26, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 26, 2022
Entity File Number	001-41137
Entity Registrant Name	CONSTELLATION ENERGY CORPORATION
Entity Tax Identification Number	87-1210716
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	1310 Point Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
City Area Code	(610)
Local Phone Number	765-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CEG
Security Exchange Name	NASDAQ
Entity Central Index Key	0001868275
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, without par value